Financial Assets and Liabilities - Offsetting Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Securities loaned
Gross Amounts of Recognized Liabilities	$ 876,782	$ 497,862
Net Amounts of Liabilities Presented in the Consolidated Statement of Financial Condition	876,782	497,862
Gross Amounts Not Offset in the Consolidated Statement of Financial Condition
Financial instruments	(874,615)	(490,768)
Cash collateral received	(757)	(2,812)
Net Amount	1,410	4,282
Securities sold under agreements to repurchase
Gross Amounts of Recognized Liabilities	246	2,006
Net Amounts of Liabilities Presented in the Consolidated Statement of Financial Condition	246	2,006
Gross Amounts Not Offset in the Consolidated Statement of Financial Condition
Financial instruments	(246)	(2,006)
Total
Gross Amounts of Recognized Liabilities	1,251,546	2,145,779
Gross Amounts Offset in the Consolidated Statement of Financial Condition	(361,506)	(1,629,629)
Net Amounts of Liabilities Presented in the Consolidated Statement of Financial Condition	890,040	516,150
Gross Amounts Not Offset in the Consolidated Statement of Financial Condition
Financial instruments	(875,499)	(492,853)
Cash collateral received	(13,131)	(19,015)
Net Amount	1,410	4,282
Receivables from broker dealers and clearing organizations
Gross Amounts Not Offset in the Consolidated Statement of Financial Condition
Net variation margin on long and short futures contracts	90,200	46,400
Payables to broker dealers and clearing organizations
Gross Amounts Not Offset in the Consolidated Statement of Financial Condition
Net variation margin on long and short futures contracts	89,800	(3,600)
Currency forwards
Trading liabilities, at fair value:
Gross Amounts of Recognized Assets	373,870	1,645,820
Gross Amounts Offset in the Consolidated Statement of Financial Condition	(361,506)	(1,629,629)
Net Amounts of Assets Presented in the Consolidated Statement of Financial Condition	12,364	16,191
Gross Amounts Not Offset in the Consolidated Statement of Financial Condition
Cash collateral received	(12,364)	(16,191)
Options
Trading liabilities, at fair value:
Gross Amounts of Recognized Assets	214	79
Net Amounts of Assets Presented in the Consolidated Statement of Financial Condition	214	79
Gross Amounts Not Offset in the Consolidated Statement of Financial Condition
Financial instruments	(214)	(79)
Interest rate swaps
Trading liabilities, at fair value:
Gross Amounts of Recognized Assets	434	12
Net Amounts of Assets Presented in the Consolidated Statement of Financial Condition	434	12
Gross Amounts Not Offset in the Consolidated Statement of Financial Condition
Financial instruments	(424)
Cash collateral received	$ (10)	(12)
Virtu Financial, LLC and subsidiaries
Securities loaned
Gross Amounts of Recognized Liabilities		497,862	$ 1,029,312
Net Amounts of Liabilities Presented in the Consolidated Statement of Financial Condition		497,862	1,029,312
Gross Amounts Not Offset in the Consolidated Statement of Financial Condition
Financial instruments		(490,768)	(1,029,215)
Cash collateral received		(2,812)
Net Amount		4,282	97
Securities sold under agreements to repurchase
Gross Amounts of Recognized Liabilities		2,006	10,883
Net Amounts of Liabilities Presented in the Consolidated Statement of Financial Condition		2,006	10,883
Gross Amounts Not Offset in the Consolidated Statement of Financial Condition
Financial instruments		(2,006)	(10,883)
Total
Gross Amounts of Recognized Liabilities		2,145,779	1,205,303
Gross Amounts Offset in the Consolidated Statement of Financial Condition		(1,629,629)	(163,070)
Net Amounts of Liabilities Presented in the Consolidated Statement of Financial Condition		516,150	1,042,233
Gross Amounts Not Offset in the Consolidated Statement of Financial Condition
Financial instruments		(492,853)	(1,042,125)
Cash collateral received		(19,015)	(11)
Net Amount		4,282	97
Virtu Financial, LLC and subsidiaries | Receivables from broker dealers and clearing organizations
Gross Amounts Not Offset in the Consolidated Statement of Financial Condition
Net variation margin on long and short futures contracts		46,400	(27,300)
Virtu Financial, LLC and subsidiaries | Payables to broker dealers and clearing organizations
Gross Amounts Not Offset in the Consolidated Statement of Financial Condition
Net variation margin on long and short futures contracts		(3,600)	(3,400)
Virtu Financial, LLC and subsidiaries | Currency forwards
Trading liabilities, at fair value:
Gross Amounts of Recognized Assets		1,645,820	163,070
Gross Amounts Offset in the Consolidated Statement of Financial Condition		(1,629,629)	(163,070)
Net Amounts of Assets Presented in the Consolidated Statement of Financial Condition		16,191
Gross Amounts Not Offset in the Consolidated Statement of Financial Condition
Cash collateral received		(16,191)
Virtu Financial, LLC and subsidiaries | Options
Trading liabilities, at fair value:
Gross Amounts of Recognized Assets		79	2,038
Net Amounts of Assets Presented in the Consolidated Statement of Financial Condition		79	2,038
Gross Amounts Not Offset in the Consolidated Statement of Financial Condition
Financial instruments		(79)	(2,027)
Cash collateral received			$ (11)
Virtu Financial, LLC and subsidiaries | Interest rate swaps
Trading liabilities, at fair value:
Gross Amounts of Recognized Assets		12
Net Amounts of Assets Presented in the Consolidated Statement of Financial Condition		12
Gross Amounts Not Offset in the Consolidated Statement of Financial Condition
Cash collateral received		$ (12)